Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party [Abstract]
Disclosure Of Transaction Between Related Parties Explanatory [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Management fee received from Rockwell Diamonds Inc	-	9	37
Net income from Loulo	-	-	-
Net income from Tongon	-	-	-
Net income from Morila	3,764	3,522	14,259
Net income from Gounkoto	-	-	-
Net income from Kibali	13,829	43,106	47,555
Net income from RAL 1	778	2,319	3,049
Net income from RAL 2	2,595	405	335

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
$000	Dec 31, 2017	Dec 31, 2016
Key management remuneration
Short term employee benefits	13,009	12,899
Share-based payments	10,831	10,836
Total	23,840	23,735